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                                    ISI FUNDS
                               535 Madison Avenue
                                   30th Floor
                            New York, New York 10022

                                  March 2, 2001

EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, NW
Washington, DC 20549

RE:      MANAGED MUNICIPAL FUND, INC. (the "Fund")
         1933 Act File No. 33-32819
         1940 Act File No. 811-6023

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, the above-named Fund hereby certifies that the definitive forms of prospectuses and statement of additional information, dated March 1, 2001, do not differ from the forms of prospectuses and statement of additional information contained in the most recent registration statement for the Fund, which was electronically filed under Rule 485(b) as Post-Effective Amendment No. 15 on February 27, 2001.

If you have any questions regarding this certification, please call me at
(410) 895-3776.

                                    Very truly yours,

                                    /s/ Daniel O. Hirsch
                                    --------------------------------------------
                                    Daniel O. Hirsch
                                    Assistant Secretary